Financial Instruments at Fair Value Through Profit or Loss - Additional Information (Detail) - Taiwania Capital Buffalo Fund Co Ltd [Member] - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Amount invested in investment entity		$ 300
Ownership percentage in investment entity	12.90%